Warrants (Details) - Schedule of Assumptions Fair Value of Warrants - Previously Reported [Member]	Dec. 31, 2023
Exercise price of the warrants [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Measurement input of warrants	2.5
Contractual life of the warrants [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Measurement input of warrants	5
Current value of the underlying common stock [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Measurement input of warrants	2.03
Expected volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Measurement input of warrants	186.14
Expected dividend yield [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Measurement input of warrants	0
Risk-free interest rate [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Measurement input of warrants	4.12